Segment information - Summary of Additional Information by Geographies (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Additional information by geographies [line items]
Turnover	€ 52,444	€ 50,724	€ 51,980
Operating profit	8,702	8,303	8,708
Non-underlying items	934	1,064	1,239
Underlying operating profit	9,636	9,367	9,947
Share of net profit/(loss) of joint ventures and associates	191	175	176
Asia/AMET/RUB
Additional information by geographies [line items]
Turnover	24,264	23,440	24,129
Operating profit	4,536	4,137	4,418
Non-underlying items	297	409	439
Underlying operating profit	4,833	4,546	4,857
Share of net profit/(loss) of joint ventures and associates	(3)	8	(5)
The Americas
Additional information by geographies [line items]
Turnover	16,844	16,080	16,482
Operating profit	2,696	2,723	2,683
Non-underlying items	284	249	395
Underlying operating profit	2,980	2,973	3,078
Share of net profit/(loss) of joint ventures and associates	127	122	126
Europe
Additional information by geographies [line items]
Turnover	11,336	11,204	11,369
Operating profit	1,470	1,443	1,607
Non-underlying items	353	406	405
Underlying operating profit	1,823	1,848	2,012
Share of net profit/(loss) of joint ventures and associates	67	45	55
North America
Additional information by geographies [line items]
Turnover	10,627	10,117	9,411
Latin America
Additional information by geographies [line items]
Turnover	€ 6,217	€ 5,963	€ 7,071